INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Expenses Schedule Of Taxes On Income Included In Income Statements
Schedule of Balances of Deferred Tax Asset (Liability)
Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2016	Charged to the income statement	Charged to other comprehensive income	Effect of change in corporate tax rate	As at December 31, 2016	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2017	Charged to the income statement	Charged to other comprehensive income	As at December 31, 2018
Allowance for credit losses	45	6		(6)	45	*		45	(2)		43
Provisions for employee rights	14	*	2	(2)	14	*	1	15	2	*	17
Depreciable fixed assets and software	(53)	13		5	(35)	8		(27)	8		(19)
Intangibles, deferred expenses and carry forward losses	22	(8)		(5)	9	7		16	(24)		(8)
Options granted to employees	3	4		(1)	6	*		6	(1)		5
Other	18	(18)		2	2	(2)		*	*		*
Total	49	(3)	2	(7)	41	13	1	55	(17)	*	38

* Representing an amount of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2017	2018
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	80	69
Deferred tax assets to be recovered within 12 months	50	52
	130	121
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	63	64
Deferred tax liabilities to be recovered within 12 months	12	19
	75	83
Deferred tax assets, net	55	38

Schedule of Reconciliation of Theoretical Tax Expense
Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (b) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
	In millions
Profit before taxes on income,
as reported in the income statements	88	135	63
Theoretical tax expense	22	32	14
Increase in tax resulting from disallowable deductions	11	8	9
Taxes on income in respect of previous years	(4)	(10)	(15)
Change in corporate tax rate, see (b) above	7
Temporary differences and tax losses for which no deferred income
tax asset was recognized		(9)	(1)
Income tax expenses	36	21	7

 * Representing an amount of less than NIS 1 million.

Schedule of Taxes on Income Included in Income Statements
Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
	In millions
For the reported year:
Current	31	44	6
Deferred, see (c) above	2	(4)	17
Effect of change in corporate tax rate on
deferred taxes	7
In respect of previous year:
Current	(4)	(10)	(15)
Deferred, see (c) above		(9)	(1)
	36	21	7